Organization and Principal Activities	12 Months Ended
Dec. 31, 2023
Organization and principal activities [Abstract]
Organization and principal activities
1.	Organization and principal activities

(a)	History and organization

UCLOUDLINK GROUP INC. (the “Company”) was incorporated in the Cayman Islands on 25 August 2014 as an exempted company with limited liability under the Companies Law, Cap. 22 (Law 3 of 1961, as consolidated and revised) of the Cayman Islands. Before March 17,2022, the Company through its consolidated subsidiaries and the former consolidated variable interest entities (the “VIE”) (collectively, the “Group”) is principally engaged in the provision of data connectivity services and sales of Wi-Fi terminals and data related products to enable personal and enterprise users to access mobile internet in more than 100 countries and areas. Due to the legal restrictions of the People’s Republic of China (the “PRC”) on foreign ownership of data connectivity services license required by the business model the Company had been using before March 17,2022, the Company conducts its business operations in the PRC through its former VIEs.

On March 17, 2022, Beijing uCloudlink, the former VIEs, the nominee shareholders of the former VIEs and the spouses of the shareholders of Beijing Technology entered into termination agreements respectively, to terminate these contractual arrangements. Beijing uCloudlink issued a confirmation letter to designate Shenzhen Ucloudlink Technology Limited., or Shenzhen Technology, to exercise the exclusive option right to purchase all equity interests of Beijing Technology from its shareholders according to the abovementioned option agreement. Accordingly, Shenzhen Technology entered into an equity interest transfer agreement with the shareholders of Beijing Technology, and was registered as the sole shareholder of Beijing Technology since March 17, 2022. All contractual arrangements were terminated since then.

(b)	Principal subsidiaries and former VIEs

As of December 31, 2023, the details of the Company’s principal subsidiaries and former VIEs were as follows:

Entity	Place of incorporation	Date of incorporation	Relationship	% of direct or indirect economic ownership	Principal activities
UCLOUDLINK (HK) LIMITED	Hong Kong	2 September 2014	Subsidiary	100%	Holding company
HONG KONG UCLOUDLINK NETWORK TECHNOLOGY LIMITED	Hong Kong	25 October 2010	Subsidiary	100%	Holding company, information technology services and sales of terminals and data related products
Shenzhen Ucloudlink Technology Limited	PRC	9 July 2015	Subsidiary	100%	Technology research and development
Shenzhen uCloudlink Co., Ltd.	PRC	7 June 2018	Subsidiary	100%	Hardware exportation
Beijing uCloudlink Technology Co., Ltd. (“Beijing uCloudlink”)	PRC	29 January 2015	Subsidiary	100%	Holding company
UCLOUDLINK (SINGAPORE) PTE.LTD	Singapore	15 May 2017	Subsidiary	100%	Sales and marketing
UCLOUDLINK (UK) CO. LTD	UK	13 October 2014	Subsidiary	100%	Sales and marketing
Ucloudlink (America), Ltd.	USA	1 August 2016	Subsidiary	100%	Sales and marketing
UCLOUDLINK SDN.BHD	Malaysia	24 August 2017	Subsidiary	100%	Sales and marketing
uCloudlink Japan Co., Ltd.	Japan	7 March 2018	Subsidiary	100%	Sales and marketing
Shenzhen uCloudlink Network Technology Co., Ltd. (“Shenzhen uCloudlink”)	PRC	14 August 2014	Subsidiary and Consolidated former VIE	100%	Holder of value-added telecommunications services license, information technology services and sales of terminals and data related products
Beijing uCloudlink New Technology Co., Ltd. (“Beijing Technology”)	PRC	15 November 2014	Subsidiary and Consolidated former VIE	100%	Information technology services and sales of terminals and data related products
PT UCLOUDLINK TECHNOLOGIES PMA	Indonesia	27 September 2018	Subsidiary	100%	Sales and marketing
UCLOUDLINK UK LIMITED	UK	24 February 2021	Subsidiary	100%	Sales and marketing
Shenzhen Yulian Cloud Technology Co., Ltd.	PRC	22 February 2022	Subsidiary	100%	Sales and marketing

Refer to Note 2.3 for the consolidated financial information of the Company’s former VIEs as of December 31, 2022.

(c)	Variable Interest Entities

Before March 17, 2022, the Company has entered into certain exclusive technical services agreements with certain PRC domestic companies, which entitle it to receive a majority of their residual returns and make it obligatory for the Company to absorb a majority of the risk of losses from their activities. In addition, the Company has entered into certain agreements with the equity holders of these PRC domestic companies, including loan agreements that require them to contribute registered capital to those PRC domestic companies, exclusive call option agreements to acquire the equity interests in these companies when permitted by the PRC laws, rules and regulations, equity pledge agreements of the equity interests held by those equity holders, and proxy agreements that irrevocably authorize individuals designated by the Company to exercise the equity owner’s rights over these PRC domestic companies.

Details of the typical structure of the Group’s former significant VIEs are set forth below:

(i)	VIE agreements among Beijing uCloudlink, Shenzhen uCloudlink and its nominee shareholders

The following is a summary of the contractual arrangements entered among Beijing uCloudlink, Shenzhen uCloudlink and its nominee shareholder:

●	Exclusive Technology Support and Technology Services Agreement

Under the exclusive technology support and technology services agreement between Beijing uCloudlink and Shenzhen uCloudlink, Beijing uCloudlink has the exclusive right to provide to Shenzhen Ucloudlink technology support and technology services related to all technologies needed for its business. Beijing uCloudlink owns the exclusive intellectual property rights created as a result of the performance of this agreement. The service fee payable by Shenzhen uCloudlink to Beijing uCloudlink is determined by the revenue of Shenzhen uCloudlink less the expenditures incurred for operation and capital purpose, or at an amount subject to mutual negotiation and agreement between the parties. The term of this agreement will expire only upon the liquidation of Shenzhen uCloudlink.

●	Exclusive Business Operation Agreement

Under the exclusive business operation agreement among Beijing uCloudlink, Shenzhen uCloudlink and Beijing Technology, which is the sole shareholder of Shenzhen uCloudlink, Shenzhen uCloudlink and Beijing Technology undertake that without Beijing uCloudlink’s prior written consent, Shenzhen uCloudlink shall not enter into any transactions that may have a material effect on Shenzhen uCloudlink’s assets, business, personnel, obligations, rights or business operations. Shenzhen uCloudlink and Beijing Technology agree that to the extent permitted by law, they will accept and unconditionally execute instructions from Beijing uCloudlink on business operations. Shenzhen uCloudlink and Beijing Technology also agree to elect directors nominated by Beijing uCloudlink and such directors shall nominate officers designated by Beijing uCloudlink. The business operation agreement will remain effective until the end of the dissolution of Shenzhen uCloudlink and Beijing Technology correspondingly, the term of which will be extended if Beijing uCloudlink’s business term is extended or as required by Beijing uCloudlink.

●	Exclusive Option Agreement

The parties to the exclusive option agreement are Beijing uCloudlink, Shenzhen uCloudlink and the shareholder of Shenzhen uCloudlink. Under the exclusive option agreement, the shareholder of Shenzhen uCloudlink irrevocably granted Beijing uCloudlink or its designated representative(s) an exclusive option to purchase all or part of his or its equity interests in Shenzhen uCloudlink at a consideration of RMB1 or any lower price to the extent permitted under PRC law. Beijing uCloudlink or its designated representative(s) have sole discretion as to when to exercise such options, either in part or in full. Without Beijing uCloudlink’s prior written consent, Shenzhen uCloudlink’s shareholder shall not sell, transfer, mortgage or otherwise dispose his equity interests in Shenzhen uCloudlink. The term of this agreement will expire only when the total assets of Shenzhen uCloudlink have been acquired by Beijing uCloudlink.

●	Powers of Attorney

Pursuant to the irrevocable power of attorney executed by each shareholder of Shenzhen uCloudlink, each such shareholder appointed Beijing uCloudlink as its attorney-in-fact to exercise such shareholders’ rights in Shenzhen uCloudlink, including, without limitation, the power to vote on its behalf on all matters of Shenzhen uCloudlink requiring shareholder approval under PRC laws and regulations and the articles of association of Shenzhen uCloudlink. Each power of attorney will remain in force until the termination of the Exclusive Business Cooperation Agreement.

●	Equity Interest Pledge Agreement

Pursuant to the share pledge agreement among Beijing uCloudlink, Shenzhen uCloudlink and the shareholder of Shenzhen uCloudlink, the shareholder of Shenzhen uCloudlink has pledged all of their equity interests in Shenzhen uCloudlink to Beijing uCloudlink to guarantee the performance by Shenzhen uCloudlink and its shareholders’ performance of their respective obligations under the exclusive business cooperation agreement, exclusive option agreement, exclusive technology support and technology services agreement and powers of attorney. If Shenzhen uCloudlink and/or its shareholders breach their contractual obligations under those agreements, Beijing uCloudlink, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests.

(ii)	VIE agreements among Beijing uCloudlink, Beijing Technology and its nominee shareholders

The following is a summary of the contractual arrangements entered among Beijing uCloudlink, Beijing Technology and its nominee shareholders:

●	Exclusive Technology Support and Technology Services Agreement

Under the exclusive technology support and technology services agreement between Beijing uCloudlink and Beijing Technology, Beijing uCloudlink has the exclusive right to provide to Beijing Technology technology support and technology services related to all technologies needed for its business. Beijing uCloudlink owns the exclusive intellectual property rights created as a result of the performance of this agreement. The service fee payable by Beijing Technology to Beijing uCloudlink is determined by the revenue of Beijing Technology generated less the expenditures incurred for operation and capital purpose, or at an amount subject to mutual negotiation and agreement between the parties. The term of this agreement will expire only upon the liquidation of Beijing Technology.

●	Exclusive Business Operation Agreement

Beijing uCloudlink, Beijing Technology and the shareholders of Beijing Technology entered into exclusive business operation agreement under which Beijing Technology engages Beijing uCloudlink as its exclusive provider of technology support, business support and consulting services. Beijing Technology shall pay to Beijing uCloudlink service fees, which is determined by the revenue of Beijing Technology less the expenditures incurred for operation and capital purpose, subject to further mutual negotiation and agreement. Beijing uCloudlink shall have exclusive and proprietary rights and interests in all rights, ownership, interests and intellectual properties arising from the performance of the agreement. During the term of the agreement, Beijing Technology shall not accept any consultations and/or services provided by any third party and shall not cooperate with any third party for the provision of identical or similar services without prior consent of Beijing uCloudlink. The term of this agreement will expire only upon the liquidation of Beijing Technology or may be cancelled at Beijing uCloudlink’s sole discretion.

●	Exclusive Purchase Option Agreement

Under the exclusive purchase option agreement, the nominee shareholders of Beijing Technology have granted Beijing uCloudlink or its designated representative(s) irrevocably an exclusive option to purchase, to the extent permitted under PRC law, all or part of their equity interests in Beijing Technology at the lowest price permitted by the laws of the PRC applicable at the time of exercise. Beijing uCloudlink or its designated representative(s) have sole discretion as to when to exercise such options, either in part or in full. Without Beijing uCloudlink’s prior written consent, the nominee shareholders shall not sell, transfer, mortgage or otherwise dispose their equity interests in Beijing Technology. The term of this agreement will expire only when the total assets of Beijing Technology have been acquired by Beijing uCloudlink.

●	Power of Attorney

Pursuant to the irrevocable power of attorney, Beijing uCloudlink is authorized by each of the nominee shareholders as its attorney-in-fact to exercise such nominee shareholders’ rights in Beijing Technology , including, without limitation, the power to vote on its behalf on all matters of Beijing Technology requiring nominee shareholder approval under PRC laws and regulations and the articles of association of Beijing Technology and rights to information relating to all business aspects of Beijing Technology . Each power of attorney will remain in force until the termination of the Exclusive Business Cooperation Agreement.

●	Equity Interest Pledge Agreement

Pursuant to the equity pledge agreement, the nominee shareholders of Beijing Technology have pledged all of their equity interests in Beijing Technology to Beijing uCloudlink to guarantee the performance by Beijing Technology and its nominee shareholders’ performance of their respective obligations under the exclusive business cooperation agreement, exclusive purchase option agreement, and powers of attorney. The nominee shareholders shall not transfer or assign the equity interests, the rights and obligations in the equity pledge agreement or create or permit to create any pledges which may have an adverse effect on the rights or benefits of Beijing uCloudlink without Beijing uCloudlink’s written consent. If Beijing Technology and/or its nominee shareholders breach their contractual obligations under those agreements, Beijing uCloudlink, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests.

Through the aforementioned contractual agreements, Shenzhen uCloudlink and Beijing Technology are considered VIEs and Beijing uCloudlink is the primary beneficiary because the Company, through Beijing uCloudlink has the ability to:

●	exercise effective control over Shenzhen uCloudlink and Beijing Technology;

●	receive substantially all of the economic benefits and residual returns, and absorb substantially all the risks and expected losses from these VIEs as if it were their sole shareholder; and

●	have an exclusive option to purchase all of the equity interests in these VIEs.

(iii)	Risks in relation to the VIE structure

In accordance with various contractual agreements, the Company has the power to direct the activities of the VIEs and can have assets transferred out of the VIEs. Therefore, the Company considers that there are no assets in the respective VIEs that can be used only to settle obligations of the respective VIEs, except for the registered capital of the VIEs amounting to approximately US$3.8 million and US$3.8 million, as of December 31, 2021 and 2022, respectively. As the respective VIEs are incorporated as limited liability companies under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the respective VIEs. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Company is conducting certain businesses in the PRC through the VIEs, the Company may provide additional financial support on a discretionary basis in the future, which could expose the Company to a loss.

There is no VIE in the Group where the Company or any subsidiary has a variable interest but is not the primary beneficiary.

In the opinion of the Company’s management, the contractual arrangements among its subsidiary, the VIEs and their respective nominee shareholders are in compliance with the current PRC laws and are legally binding and enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies could limit the Company’s ability to enforce these contractual arrangements. As a result, the Company may be unable to consolidate the VIEs in the consolidated financial statements.

In January 2015, the Ministry of Commerce (“MOFCOM”), released for public comment a proposed PRC law, the Draft Foreign Investment Enterprises (“FIE”) Law, that appears to include VIEs within the scope of entities that could be considered to be FIEs, that would be subject to restrictions under existing PRC law on foreign investment in certain categories of industry. Specifically, the Draft FIE Law introduces the concept of “actual control” for determining whether an entity is considered to be an FIE. In addition to control through direct or indirect ownership or equity, the Draft FIE Law includes control through contractual arrangements within the definition of “actual control”. If the Draft FIE Law is passed by the People’s Congress of the PRC and goes into effect in its current form, these provisions regarding control through contractual arrangements could be construed to include the Company’s contractual arrangements with its VIEs, and as a result, the Group’s VIEs could become explicitly subject to the current restrictions on foreign investment in certain categories of industry. The Draft FIE Law includes provisions that would exempt from the definition of FIEs where the ultimate controlling shareholders are either entities organized under PRC law or individuals who are PRC citizens. The Draft FIE Law is silent as to what type of enforcement action might be taken against existing VIEs, that operates in restricted or prohibited industries and is not controlled by entities organized under PRC law or individuals who are PRC citizens. If the restrictions and prohibitions on FIEs included in the Draft FIE Law are enacted and enforced in their current form, the Company’s ability to use the contractual arrangements with its VIEs and the Company’s ability to conduct business through the VIEs could be severely limited.

The Company’s ability to control the VIEs also depends on the power of attorney exercised by Beijing uCloudlink to vote on all matters requiring shareholders’ approvals in the VIEs. As noted above, the Company believes these powers of attorney are legally binding and enforceable but may not be as effective as direct equity ownership. In addition, if the Company’s corporate structure or the contractual arrangements with the VIEs were found to be in violation of any existing PRC laws and regulations, the PRC regulatory authorities could, within their respective jurisdictions:

●	revoke the Company’s business and operating licenses;

●	require the Company to discontinue or restrict its operations;

●	restrict the Company’s right to collect revenues;

●	require the Company to restructure its operations, re-apply for the necessary licenses or relocate the Company’s businesses, staff and assets;

●	impose additional conditions or requirements with which the Company may not be able to comply; or

●	take other regulatory or enforcement actions against the Company that could be harmful to the Group’s business.

The imposition of any of these restrictions or actions may result in a material adverse effect on the Company’s ability to conduct its business. In addition, if the imposition of any of these restrictions causes the Company to lose the right to direct the activities of the VIEs or the right to receive their economic benefits, the Company would no longer be able to consolidate the financial statements of the VIEs. In the opinion of management, the likelihood of losing the benefits in respect of the Company’s contractual arrangements with its VIEs is remote.

Through the evaluation of its business plan, the Company has decided to adjust its business model in the PRC. The Company believes it will no longer require the specific certificate for offering internet access services that could fall within the scope of prohibited or restricted categories for foreign investment in the PRC. The Company terminated the contractual arrangements with its VIEs on March 17, 2022, including Beijing Technology and Shenzhen uCloudlink. The equity of its VIEs was transferred to Shenzhen Ucloudlink Technology Limited on the same day, and previous VIEs have become wholly-owned subsidiaries of Shenzhen Ucloudlink Technology Limited. The Company believes the restructuring will not affect its international data connectivity services in the PRC. The Company will transform and carry out the PaaS and SaaS platform services in the PRC in cooperation with local business partners which have the required licenses to provide local data connectivity services in the PRC.

Refer to Note 2.3 for the consolidated financial information of the Company’s former VIEs as of December 31, 2021 and 2022.